Changes in Liabilities from Financing Activities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Liabilities from Financing Activities [Line Items]
Financial liabilities	$ 9,300,087
Long term borrowings	4,188,088	$ 2,370,305
Short-term borrowing excluding accumulated interest	500,000
Green Quest Acquisition [Member]
Liabilities from Financing Activities [Line Items]
Contingent consideration	1,440,519
Sponsor Promissory Notes [Member]
Liabilities from Financing Activities [Line Items]
Financial liabilities	2,562,102
Contract Extension [Member]
Liabilities from Financing Activities [Line Items]
Long term borrowings	3,022,580
Warrants [Member]
Liabilities from Financing Activities [Line Items]
Financial liabilities	$ 610,028